Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ (400,397)	$ (1,078,635)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(233,149)	(80,979)
Purchase of intangible assets		(21,311)
Net cash used in investing activities	(233,149)	(102,290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	12,176,853	13,100,496
Repayments of bank borrowings	(11,173,047)	(11,060,842)
Net cash used in financing activities	1,003,806	2,039,654
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	(186,247)	(296,168)
Net increase in cash and cash equivalents	184,013	562,561
Cash, cash equivalents and restricted cash at the beginning of period	7,338,665	5,302,199
Cash, cash equivalents and restricted cash at the end of period	7,522,678	5,864,760
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	169,619	141,815
Income taxes paid	219	1,826
Right of use assets obtained in exchange for operating lease obligations	$ 153,963	$ 67,358